Schedule of Investments (unaudited) December 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Arconic Inc.	101,044	$3,109,124
Boeing Co. (The)	156,205	50,885,341
Curtiss-Wright Corp.	6,017	847,735
General Dynamics Corp.	122,261	21,560,727
Huntington Ingalls Industries Inc.	8,750	2,195,200
Raytheon Co.	58,114	12,769,970
Textron Inc.	119,084	5,311,147
United Technologies Corp.	198,938	29,792,955

		126,472,199

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	70,567	5,518,339
Expeditors International of Washington Inc.	42,646	3,327,241
FedEx Corp.	125,230	18,936,028
United Parcel Service Inc., Class B	201,076	23,537,957
XPO Logistics Inc.(a)	48,160	3,838,352

		55,157,917

Airlines — 0.8%
Alaska Air Group Inc.	64,264	4,353,886
American Airlines Group Inc.	203,401	5,833,541
Delta Air Lines Inc.	300,294	17,561,193
JetBlue Airways Corp.(a)(b)	150,610	2,819,419
Southwest Airlines Co.	247,114	13,339,214
United Airlines Holdings Inc.(a)	113,537	10,001,474

		53,908,727

Auto Components — 0.4%
Adient PLC(a)	45,410	964,963
Aptiv PLC	133,192	12,649,244
BorgWarner Inc.	107,727	4,673,197
Dana Inc.	75,094	1,366,711
Delphi Technologies PLC	44,904	576,118
Goodyear Tire & Rubber Co. (The)	120,516	1,874,627
Lear Corp.	28,711	3,939,149
Visteon Corp.(a)	4,232	366,449

		26,410,458

Automobiles — 0.7%
Ford Motor Co.	2,031,573	18,893,629
General Motors Co.	655,971	24,008,539
Harley-Davidson Inc.	80,496	2,993,646
Thor Industries Inc.	28,800	2,139,552

		48,035,366

Banks — 10.4%
Associated Banc-Corp.	83,128	1,832,141
BancorpSouth Bank	50,055	1,572,227
Bank of America Corp.	4,221,593	148,684,505
Bank of Hawaii Corp.	8,825	839,787
Bank OZK	63,064	1,923,767
Cathay General Bancorp.	39,509	1,503,317
Citigroup Inc.	1,138,104	90,923,129
Citizens Financial Group Inc.	226,805	9,210,551
Comerica Inc.	75,212	5,396,461
Commerce Bancshares Inc.	23,783	1,615,817
Cullen/Frost Bankers Inc.	29,699	2,903,968
East West Bancorp. Inc.	75,974	3,699,934
Fifth Third Bancorp.	370,247	11,381,393
First Financial Bankshares Inc.	25,509	895,366
First Horizon National Corp.	162,351	2,688,533
First Republic Bank/CA	44,838	5,266,223

Security	Shares	Value

Banks (continued)
FNB Corp.	169,519	$2,152,891
Fulton Financial Corp.	85,620	1,492,357
Hancock Whitney Corp.	45,496	1,996,364
Home BancShares Inc./AR	80,945	1,591,379
Huntington Bancshares Inc./OH	538,800	8,125,104
International Bancshares Corp.	29,926	1,288,913
JPMorgan Chase & Co.	850,397	118,545,342
KeyCorp.	513,866	10,400,648
M&T Bank Corp.	68,848	11,686,948
PacWest Bancorp.	62,518	2,392,564
People’s United Financial Inc.	231,709	3,915,882
Pinnacle Financial Partners Inc.	37,551	2,403,264
PNC Financial Services Group Inc. (The)	228,160	36,421,181
Prosperity Bancshares Inc.	49,251	3,540,654
Regions Financial Corp.	503,262	8,635,976
Signature Bank/New York NY	28,172	3,848,577
Sterling Bancorp./DE	105,408	2,222,001
SVB Financial Group(a)	9,681	2,430,318
Synovus Financial Corp.	76,452	2,996,918
TCF Financial Corp.	80,037	3,745,732
Texas Capital Bancshares Inc.(a)	26,256	1,490,553
Truist Financial Corp.	698,413	39,334,620
Trustmark Corp.	33,526	1,156,982
U.S. Bancorp.	741,509	43,964,069
UMB Financial Corp.	22,537	1,546,940
Umpqua Holdings Corp.	114,885	2,033,464
United Bankshares Inc./WV	52,974	2,047,975
Valley National Bancorp.	204,342	2,339,716
Webster Financial Corp.	48,008	2,561,707
Wells Fargo & Co.	2,006,624	107,956,371
Wintrust Financial Corp.	29,771	2,110,764
Zions Bancorp. N.A.	88,936	4,617,557

		731,330,850

Beverages — 2.1%
Coca-Cola Co. (The)	1,205,769	66,739,314
Constellation Brands Inc., Class A	87,385	16,581,304
Molson Coors Brewing Co., Class B	98,009	5,282,685
Monster Beverage Corp.(a)	65,719	4,176,442
PepsiCo Inc.	377,785	51,631,876

		144,411,621

Biotechnology — 2.1%
AbbVie Inc.	362,611	32,105,578
Alexion Pharmaceuticals Inc.(a)	48,493	5,244,518
Amgen Inc.	127,099	30,639,756
Biogen Inc.(a)	94,137	27,933,272
Gilead Sciences Inc.	658,975	42,820,196
Regeneron Pharmaceuticals Inc.(a)	13,751	5,163,225
United Therapeutics Corp.(a)	22,890	2,016,151

		145,922,696

Building Products — 0.3%
AO Smith Corp.	71,506	3,406,546
Johnson Controls International PLC	402,459	16,384,106
Lennox International Inc.	6,223	1,518,225
Owens Corning	26,676	1,737,141
Resideo Technologies Inc.(a)	64,080	764,475

		23,810,493

Capital Markets — 3.0%
Affiliated Managers Group Inc.	25,556	2,165,615
Ameriprise Financial Inc.	23,130	3,852,995

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (The)	437,823	$22,035,632
BlackRock Inc.(c)	30,142	15,152,383
Charles Schwab Corp. (The)	161,044	7,659,253
CME Group Inc.	91,611	18,388,160
E*TRADE Financial Corp.	117,867	5,347,626
Eaton Vance Corp., NVS	17,123	799,473
Evercore Inc., Class A	6,121	457,606
Federated Investors Inc., Class B	14,542	473,924
Franklin Resources Inc.	145,514	3,780,454
Goldman Sachs Group Inc. (The)	165,951	38,157,113
Interactive Brokers Group Inc., Class A	40,042	1,866,758
Intercontinental Exchange Inc.	130,739	12,099,894
Invesco Ltd.	194,179	3,491,338
Janus Henderson Group PLC	79,593	1,946,049
Legg Mason Inc.	42,568	1,528,617
Morgan Stanley	641,775	32,807,538
Nasdaq Inc.	31,724	3,397,640
Northern Trust Corp.	110,536	11,743,345
Raymond James Financial Inc.	64,415	5,762,566
State Street Corp.	189,708	15,005,903
Stifel Financial Corp.	18,191	1,103,284
T Rowe Price Group Inc.	31,695	3,861,719

		212,884,885

Chemicals — 1.8%
Albemarle Corp.	55,322	4,040,719
Ashland Global Holdings Inc.	31,421	2,404,649
Cabot Corp.	15,263	725,298
CF Industries Holdings Inc.	113,440	5,415,626
Chemours Co. (The)	85,298	1,543,041
Corteva Inc.(a)	390,454	11,541,820
DuPont de Nemours Inc.	386,489	24,812,594
Eastman Chemical Co.	70,945	5,623,101
Ecolab Inc.	64,111	12,372,782
International Flavors & Fragrances Inc.	55,707	7,187,317
Linde PLC	81,268	17,301,957
LyondellBasell Industries NV, Class A	133,938	12,654,462
Minerals Technologies Inc.	18,183	1,047,886
Mosaic Co. (The)	182,418	3,947,526
NewMarket Corp.	1,354	658,748
Olin Corp.	83,299	1,436,908
PolyOne Corp.	40,128	1,476,309
PPG Industries Inc.	60,449	8,069,337
RPM International Inc.	27,061	2,077,202
Sensient Technologies Corp.	22,080	1,459,267
Valvoline Inc.	45,210	967,946

		126,764,495

Commercial Services & Supplies — 0.3%
Deluxe Corp.	12,076	602,834
Healthcare Services Group Inc.	38,665	940,333
HNI Corp.	22,342	836,931
KAR Auction Services Inc.	67,182	1,463,896
MSA Safety Inc.	6,694	845,854
Republic Services Inc.	59,347	5,319,272
Rollins Inc.	38,927	1,290,819
Stericycle Inc.(a)	26,625	1,698,941
Waste Management Inc.	85,519	9,745,745

		22,744,625

Communications Equipment — 1.7%
Ciena Corp.(a)	30,672	1,309,387

Security	Shares	Value

Communications Equipment (continued)
Cisco Systems Inc.	2,213,252	$106,147,566
F5 Networks Inc.(a)	31,715	4,429,000
InterDigital Inc.	16,239	884,863
Juniper Networks Inc.	174,619	4,300,866
NetScout Systems Inc.(a)	34,354	826,901
ViaSat Inc.(a)	14,748	1,079,480

		118,978,063

Construction & Engineering — 0.2%
AECOM(a)	81,958	3,534,848
Dycom Industries Inc.(a)	16,442	775,240
EMCOR Group Inc.	15,819	1,365,180
Fluor Corp.	73,134	1,380,770
Jacobs Engineering Group Inc.	70,696	6,350,622
Quanta Services Inc.	40,827	1,662,067
Valmont Industries Inc.	6,068	908,865

		15,977,592

Consumer Finance — 0.7%
American Express Co.	140,029	17,432,210
Capital One Financial Corp.	242,976	25,004,660
Discover Financial Services	62,148	5,271,394
FirstCash Inc.	7,787	627,866
Green Dot Corp., Class A(a)	24,717	575,906
Navient Corp.	101,474	1,388,164
SLM Corp.	110,122	981,187

		51,281,387

Containers & Packaging — 0.6%
Amcor PLC(a)	845,246	9,162,467
AptarGroup Inc.	13,341	1,542,486
Avery Dennison Corp.	12,638	1,653,303
Ball Corp.	49,492	3,200,648
Greif Inc., Class A, NVS	13,697	605,407
International Paper Co.	204,578	9,420,817
O-I Glass Inc.	81,118	967,738
Packaging Corp. of America	49,383	5,530,402
Sealed Air Corp.	80,612	3,210,776
Silgan Holdings Inc.	16,178	502,812
Sonoco Products Co.	52,218	3,222,895
Westrock Co.	134,544	5,773,283

		44,793,034

Distributors — 0.2%
Genuine Parts Co.	75,802	8,052,446
LKQ Corp.(a)	76,740	2,739,618

		10,792,064

Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(a)	28,175	985,280
Graham Holdings Co., Class B	2,269	1,449,868
Grand Canyon Education Inc.(a)	25,156	2,409,693
H&R Block Inc.	101,868	2,391,861
Service Corp. International/U.S.	46,728	2,150,890
WW International Inc.(a)	11,630	444,382

		9,831,974

Diversified Financial Services — 3.3%
Berkshire Hathaway Inc., Class B(a)	1,020,059	231,043,364
Jefferies Financial Group Inc.	131,419	2,808,424

		233,851,788

Diversified Telecommunication Services — 4.1%
AT&T Inc.	3,809,326	148,868,460
CenturyLink Inc.	511,907	6,762,291

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Verizon Communications Inc.	2,157,699	$132,482,719

		288,113,470

Electric Utilities — 3.7%
ALLETE Inc.	26,955	2,187,937
Alliant Energy Corp.	125,393	6,861,505
American Electric Power Co. Inc.	257,697	24,354,943
Duke Energy Corp.	380,343	34,691,085
Edison International	187,090	14,108,457
Entergy Corp.	103,868	12,443,386
Evergy Inc.	118,897	7,739,006
Eversource Energy	168,916	14,369,684
Exelon Corp.	507,163	23,121,561
FirstEnergy Corp.	281,886	13,699,660
Hawaiian Electric Industries Inc.	29,560	1,385,182
IDACORP Inc.	14,455	1,543,794
NextEra Energy Inc.	119,855	29,024,087
OGE Energy Corp.	104,438	4,644,358
Pinnacle West Capital Corp.	58,643	5,273,765
PNM Resources Inc.	20,774	1,053,449
PPL Corp.	377,218	13,534,582
Southern Co. (The)	547,140	34,852,818
Xcel Energy Inc.	273,575	17,369,277

		262,258,536

Electrical Equipment — 0.6%
Acuity Brands Inc.	20,669	2,852,322
Eaton Corp. PLC	215,683	20,429,494
Emerson Electric Co.	146,184	11,147,992
EnerSys	22,063	1,650,974
nVent Electric PLC	81,184	2,076,687
Regal Beloit Corp.	21,366	1,829,143
Rockwell Automation Inc.	25,927	5,254,625

		45,241,237

Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics Inc.(a)	42,493	3,600,857
Avnet Inc.	52,679	2,235,697
Belden Inc.	20,158	1,108,690
Corning Inc.	212,663	6,190,620
FLIR Systems Inc.	36,391	1,894,879
II-VI Inc.(a)(b)	45,497	1,531,884
IPG Photonics Corp.(a)(b)	9,273	1,343,843
Littelfuse Inc.	4,701	899,301
National Instruments Corp.	32,620	1,381,131
SYNNEX Corp.	21,323	2,746,403
TE Connectivity Ltd.	87,249	8,361,944
Tech Data Corp.(a)	18,477	2,653,297
Vishay Intertechnology Inc.	69,049	1,470,053

		35,418,599

Energy Equipment & Services — 0.9%
Apergy Corp.(a)(b)	40,411	1,365,084
Baker Hughes Co.	339,049	8,689,826
Core Laboratories NV	14,118	531,825
Halliburton Co.	457,963	11,206,355
Helmerich & Payne Inc.	56,574	2,570,157
National Oilwell Varco Inc.(b)	138,891	3,479,219
Patterson-UTI Energy Inc.	101,490	1,065,645
Schlumberger Ltd.	722,251	29,034,490
TechnipFMC PLC	219,244	4,700,591
Transocean Ltd.(a)	300,060	2,064,413

		64,707,605

Security	Shares	Value

Entertainment — 1.3%
Activision Blizzard Inc.	400,807	$23,815,952
Cinemark Holdings Inc.	55,619	1,882,703
Electronic Arts Inc.(a)	71,594	7,697,071
Live Nation Entertainment Inc.(a)	24,263	1,734,076
Walt Disney Co. (The)	366,254	52,971,316
World Wrestling Entertainment Inc., Class A	10,649	690,801

		88,791,919

Equity Real Estate Investment Trusts (REITs) — 3.8%
Alexander & Baldwin Inc.	20,198	423,350
Alexandria Real Estate Equities Inc.	27,630	4,464,455
American Campus Communities Inc.	37,281	1,753,325
Apartment Investment & Management Co., Class A	77,678	4,012,069
AvalonBay Communities Inc.	72,869	15,280,629
Boston Properties Inc.	42,015	5,792,188
Brixmor Property Group Inc.	68,377	1,477,627
Camden Property Trust	22,732	2,411,865
CoreCivic Inc.	62,136	1,079,924
Corporate Office Properties Trust	31,387	922,150
Crown Castle International Corp.	91,106	12,950,718
CyrusOne Inc.	20,667	1,352,242
Digital Realty Trust Inc.	108,895	13,039,087
Diversified Healthcare Trust	124,121	1,047,581
Douglas Emmett Inc.	31,814	1,396,635
Duke Realty Corp.	78,622	2,725,825
EPR Properties	22,919	1,618,998
Equity Residential	182,122	14,737,312
Essex Property Trust Inc.	17,242	5,187,428
Extra Space Storage Inc.	28,477	3,007,741
Federal Realty Investment Trust	21,259	2,736,671
First Industrial Realty Trust Inc.	22,518	934,722
GEO Group Inc. (The)	63,267	1,050,865
Healthcare Realty Trust Inc.	37,679	1,257,348
Healthpeak Properties Inc.	136,856	4,717,426
Highwoods Properties Inc.	27,061	1,323,554
Host Hotels & Resorts Inc.	374,156	6,940,594
Iron Mountain Inc.	149,806	4,774,317
JBG SMITH Properties	61,584	2,456,586
Kilroy Realty Corp.	20,352	1,707,533
Kimco Realty Corp.	220,290	4,562,206
Lamar Advertising Co., Class A	17,503	1,562,318
Liberty Property Trust	34,565	2,075,628
Life Storage Inc.	9,489	1,027,469
Macerich Co. (The)	57,489	1,547,604
Mack-Cali Realty Corp.	47,241	1,092,684
Medical Properties Trust Inc.	269,958	5,698,813
Mid-America Apartment Communities Inc.	32,819	4,327,513
National Retail Properties Inc.	40,295	2,160,618
Omega Healthcare Investors Inc.	62,697	2,655,218
Park Hotels & Resorts Inc.	124,893	3,230,982
Pebblebrook Hotel Trust	68,160	1,827,370
PotlatchDeltic Corp.	18,932	819,188
Prologis Inc.	141,719	12,632,832
Public Storage	43,894	9,347,666
Rayonier Inc.	39,136	1,282,095
Realty Income Corp.	93,522	6,886,025
Regency Centers Corp.	87,419	5,515,265
Sabra Health Care REIT Inc.	101,053	2,156,471
Service Properties Trust	85,850	2,088,730
Simon Property Group Inc.	96,056	14,308,502
SL Green Realty Corp.	42,527	3,907,381

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Spirit Realty Capital Inc.	30,184	$1,484,449
Tanger Factory Outlet Centers Inc.(b)	48,181	709,706
Taubman Centers Inc.	18,315	569,413
UDR Inc.	81,028	3,784,008
Urban Edge Properties	32,450	622,391
Ventas Inc.	194,461	11,228,178
Vornado Realty Trust	82,642	5,495,693
Weingarten Realty Investors	35,340	1,104,022
Welltower Inc.	211,693	17,312,254
Weyerhaeuser Co.	388,751	11,740,280

		267,343,737

Food & Staples Retailing — 2.4%
BJ’s Wholesale Club Holdings Inc.(a)	63,742	1,449,493
Costco Wholesale Corp.	94,495	27,773,970
Kroger Co. (The)	418,411	12,129,735
Sprouts Farmers Market Inc.(a)	61,640	1,192,734
Sysco Corp.	146,412	12,524,083
Walgreens Boots Alliance Inc.	391,146	23,061,968
Walmart Inc.	739,514	87,883,844

		166,015,827

Food Products — 2.1%
Archer-Daniels-Midland Co.	290,431	13,461,477
Campbell Soup Co.	49,352	2,438,976
Conagra Brands Inc.	253,899	8,693,502
Flowers Foods Inc.	100,419	2,183,109
General Mills Inc.	315,319	16,888,486
Hain Celestial Group Inc. (The)(a)(b)	41,916	1,087,930
Hershey Co. (The)	25,528	3,752,105
Hormel Foods Corp.	145,070	6,544,108
Ingredion Inc.	34,837	3,238,099
JM Smucker Co. (The)	59,509	6,196,672
Kellogg Co.	129,904	8,984,161
Kraft Heinz Co. (The)	324,914	10,439,487
Lamb Weston Holdings Inc.	34,287	2,949,711
Lancaster Colony Corp.	5,261	842,286
McCormick & Co. Inc./MD, NVS	31,588	5,361,431
Mondelez International Inc., Class A	749,914	41,305,263
Pilgrim’s Pride Corp.(a)	9,838	321,850
Post Holdings Inc.(a)	18,720	2,042,352
Tootsie Roll Industries Inc.	4,725	161,311
TreeHouse Foods Inc.(a)(b)	29,325	1,422,262
Tyson Foods Inc., Class A	80,083	7,290,756

		145,605,334

Gas Utilities — 0.3%
Atmos Energy Corp.	62,265	6,964,963
National Fuel Gas Co.	45,035	2,095,929
New Jersey Resources Corp.	49,821	2,220,522
ONE Gas Inc.	13,755	1,287,055
Southwest Gas Holdings Inc.	28,502	2,165,297
Spire Inc.	26,597	2,215,796
UGI Corp.	109,046	4,924,518

		21,874,080

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	387,267	33,638,012
ABIOMED Inc.(a)	10,136	1,729,100
Avanos Medical Inc.(a)	25,003	842,601
Baxter International Inc.	146,506	12,250,832
Becton Dickinson and Co.	140,841	38,304,527
Boston Scientific Corp.(a)	298,137	13,481,755

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cantel Medical Corp.(b)	8,603	$609,953
Cooper Companies Inc. (The)	11,122	3,573,387
Danaher Corp.	120,069	18,428,190
DENTSPLY SIRONA Inc.	54,532	3,085,966
Haemonetics Corp.(a)	9,516	1,093,388
Hill-Rom Holdings Inc.	15,674	1,779,469
Hologic Inc.(a)	64,354	3,359,922
LivaNova PLC(a)	12,379	933,748
Medtronic PLC	699,294	79,334,904
NuVasive Inc.(a)	9,505	735,117
Steris PLC	20,346	3,101,137
Stryker Corp.	57,120	11,991,773
Varian Medical Systems Inc.(a)	21,346	3,031,346
Zimmer Biomet Holdings Inc.	107,308	16,061,862

		247,366,989

Health Care Providers & Services — 5.7%
Acadia Healthcare Co. Inc.(a)(b)	46,212	1,535,163
AmerisourceBergen Corp.	78,424	6,667,608
Anthem Inc.	132,052	39,883,665
Cardinal Health Inc.	152,591	7,718,053
Centene Corp.(a)(b)	215,888	13,572,879
Cigna Corp.(a)	194,468	39,766,761
CVS Health Corp.	677,784	50,352,573
DaVita Inc.(a)	46,787	3,510,429
Encompass Health Corp.	27,261	1,888,369
HCA Healthcare Inc.	138,027	20,401,771
Henry Schein Inc.(a)(b)	76,553	5,107,616
Humana Inc.	69,089	25,322,500
Laboratory Corp. of America Holdings(a)	50,663	8,570,660
McKesson Corp.	94,006	13,002,910
MEDNAX Inc.(a)	26,827	745,522
Molina Healthcare Inc.(a)	32,716	4,439,234
Patterson Companies Inc.	44,943	920,433
Quest Diagnostics Inc.	70,267	7,503,813
Tenet Healthcare Corp.(a)(b)	54,200	2,061,226
UnitedHealth Group Inc.	494,040	145,237,879
Universal Health Services Inc., Class B	41,910	6,012,409

		404,221,473

Health Care Technology — 0.1%
Allscripts Healthcare Solutions Inc.(a)	84,710	831,428
Cerner Corp.	60,630	4,449,636

		5,281,064

Hotels, Restaurants & Leisure — 1.4%
Brinker International Inc.	19,501	819,042
Carnival Corp.	208,985	10,622,708
Cheesecake Factory Inc. (The)	21,429	832,731
Cracker Barrel Old Country Store Inc.	12,557	1,930,513
Darden Restaurants Inc.	34,534	3,764,551
Jack in the Box Inc.	5,810	453,354
Las Vegas Sands Corp.	75,812	5,234,061
McDonald’s Corp.	220,017	43,477,559
MGM Resorts International	104,784	3,486,164
Norwegian Cruise Line Holdings Ltd.(a)	111,003	6,483,685
Papa John’s International Inc.	4,142	261,567
Penn National Gaming Inc.(a)	56,839	1,452,805
Royal Caribbean Cruises Ltd.	89,679	11,973,043
Six Flags Entertainment Corp.	20,503	924,890
Texas Roadhouse Inc.	16,673	939,023
Wendy’s Co. (The)	40,326	895,641

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Destinations Inc.	26,972	$1,394,183

		94,945,520

Household Durables — 0.4%
Helen of Troy Ltd.(a)	5,377	966,731
KB Home	24,138	827,209
Leggett & Platt Inc.	23,338	1,186,271
Lennar Corp., Class A	146,013	8,146,065
Mohawk Industries Inc.(a)(b)	31,015	4,229,826
Newell Brands Inc.	198,804	3,821,013
Toll Brothers Inc.	33,700	1,331,487
TRI Pointe Group Inc.(a)(b)	72,649	1,131,871
Whirlpool Corp.	32,975	4,864,802

		26,505,275

Household Products — 1.6%
Church & Dwight Co. Inc.	58,889	4,142,252
Clorox Co. (The)	65,473	10,052,724
Colgate-Palmolive Co.	245,921	16,929,202
Kimberly-Clark Corp.	91,214	12,546,486
Procter & Gamble Co. (The)	545,880	68,180,412

		111,851,076

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	346,362	6,892,604

Industrial Conglomerates — 2.0%
3M Co.	299,604	52,856,138
General Electric Co.	4,550,089	50,778,993
Honeywell International Inc.	201,301	35,630,277

		139,265,408

Insurance — 4.2%
Aflac Inc.	382,942	20,257,632
Alleghany Corp.(a)	3,733	2,984,795
Allstate Corp. (The)	169,017	19,005,962
American Financial Group Inc./OH	39,042	4,280,955
American International Group Inc.	453,864	23,296,839
Aon PLC	45,193	9,413,250
Arthur J Gallagher & Co.	47,678	4,540,376
Assurant Inc.	31,633	4,146,454
Brighthouse Financial Inc.(a)	57,011	2,236,542
Chubb Ltd.	235,994	36,734,826
Cincinnati Financial Corp.	42,803	4,500,735
CNO Financial Group Inc.	78,848	1,429,514
Everest Re Group Ltd.	21,283	5,891,986
First American Financial Corp.	58,604	3,417,785
Genworth Financial Inc., Class A(a)	262,592	1,155,405
Globe Life Inc.	51,972	5,470,053
Hanover Insurance Group Inc. (The)	20,549	2,808,432
Hartford Financial Services Group Inc. (The)	188,035	11,426,887
Kemper Corp.	32,689	2,533,397
Lincoln National Corp.	103,468	6,105,647
Loews Corp.	133,457	7,005,158
Marsh & McLennan Companies Inc.	102,684	11,440,024
Mercury General Corp.	14,147	689,383
MetLife Inc.	407,823	20,786,738
Old Republic International Corp.	148,879	3,330,423
Principal Financial Group Inc.	134,721	7,409,655
Progressive Corp. (The)	118,951	8,610,863
Prudential Financial Inc.	209,731	19,660,184
Reinsurance Group of America Inc.	32,670	5,327,170
RLI Corp.	7,697	692,884

Security	Shares	Value

Insurance (continued)
Selective Insurance Group Inc.	30,993	$2,020,434
Travelers Companies Inc. (The)	134,658	18,441,413
Unum Group	107,611	3,137,937
Willis Towers Watson PLC	34,886	7,044,879
WR Berkley Corp.	75,704	5,231,146

		292,465,763

Interactive Media & Services — 0.2%
TripAdvisor Inc.	54,823	1,665,523
Twitter Inc.(a)	405,032	12,981,275

		14,646,798

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	72,912	7,884,703
Grubhub Inc.(a)	20,987	1,020,808

		8,905,511

IT Services — 3.0%
Accenture PLC, Class A	122,591	25,813,987
Akamai Technologies Inc.(a)	23,612	2,039,605
Alliance Data Systems Corp.	21,391	2,400,070
Automatic Data Processing Inc.	85,778	14,625,149
Broadridge Financial Solutions Inc.	17,943	2,216,678
Cognizant Technology Solutions Corp., Class A	285,674	17,717,501
CoreLogic Inc.(a)	22,815	997,244
DXC Technology Co.	133,561	5,020,558
Fidelity National Information Services Inc.	320,652	44,599,487
Global Payments Inc.	79,971	14,599,506
International Business Machines Corp.	461,536	61,864,285
Jack Henry & Associates Inc.	19,272	2,807,352
Leidos Holdings Inc.	34,718	3,398,545
LiveRamp Holdings Inc.(a)	21,184	1,018,315
MAXIMUS Inc.	15,024	1,117,635
Paychex Inc.	54,853	4,665,796
Sabre Corp.	74,300	1,667,292
Science Applications International Corp.	14,075	1,224,807
VeriSign Inc.(a)	25,330	4,880,584

		212,674,396

Leisure Products — 0.2%
Brunswick Corp./DE	21,708	1,302,046
Hasbro Inc.	66,394	7,011,871
Mattel Inc.(a)(b)	180,886	2,451,005

		10,764,922

Life Sciences Tools & Services — 0.4%
Agilent Technologies Inc.	69,424	5,922,561
Bio-Rad Laboratories Inc., Class A(a)	3,151	1,165,965
Illumina Inc.(a)	30,680	10,177,783
IQVIA Holdings Inc.(a)	29,184	4,509,220
Mettler-Toledo International Inc.(a)(b)	4,700	3,728,416
PerkinElmer Inc.(b)	24,922	2,419,926
Waters Corp.(a)(b)	12,778	2,985,580

		30,909,451

Machinery — 1.8%
AGCO Corp.	15,372	1,187,487
Caterpillar Inc.	118,216	17,458,139
Colfax Corp.(a)	23,994	872,902
Crane Co.	26,599	2,297,622
Cummins Inc.	29,571	5,292,026
Deere & Co.	67,350	11,669,061
Donaldson Co. Inc.	23,775	1,369,916
Dover Corp.	31,074	3,581,589

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Flowserve Corp.	68,277	$3,398,146
Fortive Corp.(b)	154,170	11,777,046
IDEX Corp.	17,068	2,935,696
Illinois Tool Works Inc.	59,515	10,690,679
Ingersoll-Rand PLC	47,497	6,313,301
ITT Inc.	15,102	1,116,189
Kennametal Inc.	43,223	1,594,497
Oshkosh Corp.	14,564	1,378,483
Parker-Hannifin Corp.	30,166	6,208,766
Pentair PLC	87,693	4,022,478
Snap-on Inc.	28,616	4,847,550
Stanley Black & Decker Inc.	79,300	13,143,182
Terex Corp.	34,218	1,019,012
Trinity Industries Inc.	51,206	1,134,213
Westinghouse Air Brake Technologies Corp.	95,009	7,391,700
Xylem Inc./NY	38,516	3,034,676

		123,734,356

Marine — 0.0%
Kirby Corp.(a)	15,016	1,344,383

Media — 1.5%
AMC Networks Inc., Class A(a)	22,990	908,105
Comcast Corp., Class A	1,040,534	46,792,814
Discovery Inc., Class A(a)(b)	82,505	2,701,214
Discovery Inc., Class C, NVS(a)(b)	174,988	5,335,384
DISH Network Corp., Class A(a)	133,036	4,718,787
Fox Corp., Class A, NVS	184,956	6,856,319
Fox Corp., Class B(a)	84,709	3,083,408
Interpublic Group of Companies Inc. (The)	202,291	4,672,922
John Wiley & Sons Inc., Class A	22,821	1,107,275
Meredith Corp.	20,967	680,798
New York Times Co. (The), Class A	25,494	820,142
News Corp., Class A, NVS	202,719	2,866,447
News Corp., Class B	63,526	921,762
Omnicom Group Inc.	113,596	9,203,548
TEGNA Inc.	113,166	1,888,740
ViacomCBS Inc., Class B, NVS	281,931	11,832,644

		104,390,309

Metals & Mining — 0.6%
Allegheny Technologies Inc.(a)	33,548	693,102
Carpenter Technology Corp.	11,203	557,686
Commercial Metals Co.	61,905	1,378,625
Compass Minerals International Inc.	4,947	301,569
Ferroglobe PLC	5,019	0	(d)(e)
Freeport-McMoRan Inc.	340,627	4,469,026
Newmont Goldcorp Corp.	427,716	18,584,260
Nucor Corp.	158,194	8,903,158
Steel Dynamics Inc.	57,331	1,951,547
U.S. Steel Corp.(b)	88,715	1,012,238
Worthington Industries Inc.	19,261	812,429

		38,663,640

Multi-Utilities — 2.1%
Ameren Corp.	128,351	9,857,357
Black Hills Corp.	16,998	1,335,023
CenterPoint Energy Inc.	262,023	7,145,367
CMS Energy Corp.	148,081	9,305,410
Consolidated Edison Inc.	173,438	15,690,936
Dominion Energy Inc.	429,416	35,564,233
DTE Energy Co.	100,226	13,016,351

Security	Shares	Value

Multi-Utilities (continued)
MDU Resources Group Inc.	60,633	$1,801,406
NiSource Inc.	194,880	5,425,459
NorthWestern Corp.	26,322	1,886,498
Public Service Enterprise Group Inc.	263,843	15,579,929
Sempra Energy	80,885	12,252,460
WEC Energy Group Inc.	164,572	15,178,475

		144,038,904

Multiline Retail — 0.5%
Dillard’s Inc., Class A(b)	5,139	377,614
Dollar Tree Inc.(a)	123,466	11,611,977
Kohl’s Corp.	81,689	4,162,054
Macy’s Inc.	161,208	2,740,536
Nordstrom Inc.	55,888	2,287,496
Ollie’s Bargain Outlet Holdings Inc.(a)	12,558	820,163
Target Corp.	95,179	12,202,900

		34,202,740

Oil, Gas & Consumable Fuels — 6.7%
Antero Midstream Corp.	154,954	1,176,101
Apache Corp.	74,545	1,907,607
Cabot Oil & Gas Corp.	78,740	1,370,863
Chesapeake Energy Corp.(a)(b)	611,711	505,029
Chevron Corp.	985,899	118,810,689
Cimarex Energy Co.	24,434	1,282,541
CNX Resources Corp.(a)(b)	97,351	861,556
Concho Resources Inc.	104,880	9,184,342
Devon Energy Corp.	201,898	5,243,291
Diamondback Energy Inc.	84,075	7,807,205
EOG Resources Inc.	151,758	12,711,250
EQT Corp.	133,376	1,453,798
Equitrans Midstream Corp.	106,328	1,420,542
Exxon Mobil Corp.	2,206,425	153,964,337
HollyFrontier Corp.	77,468	3,928,402
Kinder Morgan Inc./DE	1,016,232	21,513,631
Marathon Oil Corp.	417,337	5,667,436
Marathon Petroleum Corp.	338,765	20,410,591
Murphy Oil Corp.	42,858	1,148,594
Noble Energy Inc.	249,539	6,198,549
Occidental Petroleum Corp.	466,061	19,206,374
ONEOK Inc.	215,506	16,307,339
PBF Energy Inc., Class A	53,148	1,667,253
PetroCorp Inc. Escrow(a)(d)(e)	190	—
Phillips 66	115,915	12,914,090
Pioneer Natural Resources Co.	32,844	4,971,596
Valero Energy Corp.	214,245	20,064,044
Williams Companies Inc. (The)	632,342	14,999,152
World Fuel Services Corp.	34,112	1,481,143

		468,177,345

Paper & Forest Products — 0.0%
Domtar Corp.	29,875	1,142,420
Louisiana-Pacific Corp.	17,162	509,197

		1,651,617

Personal Products — 0.0%
Coty Inc., Class A	81,735	919,519
Edgewell Personal Care Co.(a)	28,285	875,704
Nu Skin Enterprises Inc., Class A	28,980	1,187,600

		2,982,823

Pharmaceuticals — 5.5%
Allergan PLC	171,271	32,741,877
Bristol-Myers Squibb Co.	550,343	35,326,517

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Co.	198,365	$26,071,112
Johnson & Johnson	795,905	116,098,662
Merck & Co. Inc.	597,730	54,363,543
Mylan NV(a)	269,280	5,412,528
Nektar Therapeutics(a)(b)	62,412	1,347,163
Perrigo Co. PLC	71,013	3,668,532
Pfizer Inc.	2,887,224	113,121,436
Prestige Consumer Healthcare Inc.(a)	26,211	1,061,546

		389,212,916

Professional Services — 0.3%
ASGN Inc.(a)	10,746	762,644
Equifax Inc.	25,264	3,539,992
IHS Markit Ltd.(a)	56,481	4,255,843
Insperity Inc.	8,633	742,783
ManpowerGroup Inc.	30,764	2,987,184
Nielsen Holdings PLC	185,630	3,768,289
Robert Half International Inc.	61,327	3,872,800
Verisk Analytics Inc.(b)	26,505	3,958,257

		23,887,792

Real Estate Management & Development — 0.0%
Jones Lang LaSalle Inc.	13,978	2,433,430

Road & Rail — 0.8%
Avis Budget Group Inc.(a)	29,653	956,013
CSX Corp.	202,855	14,678,588
JB Hunt Transport Services Inc.	17,865	2,086,275
Landstar System Inc.(b)	6,589	750,289
Norfolk Southern Corp.	62,576	12,147,879
Ryder System Inc.	27,797	1,509,655
Union Pacific Corp.	137,631	24,882,308
Werner Enterprises Inc.	12,483	454,256

		57,465,263

Semiconductors & Semiconductor Equipment — 1.5%
Cree Inc.(a)	56,192	2,593,261
First Solar Inc.(a)(b)	39,598	2,215,904
Intel Corp.	974,657	58,333,221
Maxim Integrated Products Inc.	79,056	4,862,735
Semtech Corp.(a)	16,941	896,179
Skyworks Solutions Inc.	37,336	4,513,176
Synaptics Inc.(a)(b)	6,808	447,762
Texas Instruments Inc.	185,321	23,774,831
Xilinx Inc.	49,850	4,873,834

		102,510,903

Software — 0.5%
CDK Global Inc.	24,700	1,350,596
Ceridian HCM Holding Inc.(a)	21,027	1,427,313
Citrix Systems Inc.	30,657	3,399,861
CommVault Systems Inc.(a)	11,189	499,477
LogMeIn Inc.	9,167	785,979
NortonLifeLock Inc.	113,676	2,901,011
Oracle Corp.	452,104	23,952,470
PTC Inc.(a)	26,034	1,949,686
Teradata Corp.(a)	35,802	958,420

		37,224,813

Specialty Retail — 1.3%
Aaron’s Inc.	15,068	860,533
Advance Auto Parts Inc.	36,131	5,786,741
American Eagle Outfitters Inc.	82,860	1,218,042
AutoNation Inc.(a)	30,766	1,496,151

Security	Shares	Value

Specialty Retail (continued)
Bed Bath & Beyond Inc.(b)	66,037	$1,142,440
Best Buy Co. Inc.	118,804	10,430,991
Dick’s Sporting Goods Inc.	33,181	1,642,128
Foot Locker Inc.	55,844	2,177,357
Gap Inc. (The)	111,015	1,962,745
Home Depot Inc. (The)	165,041	36,041,654
L Brands Inc.	121,159	2,195,401
Lowe’s Companies Inc.	135,961	16,282,689
Sally Beauty Holdings Inc.(a)(b)	60,687	1,107,538
Tractor Supply Co.	31,498	2,943,173
Ulta Salon Cosmetics & Fragrance Inc.(a)	13,420	3,397,139
Urban Outfitters Inc.(a)	36,797	1,021,853
Williams-Sonoma Inc.	12,557	922,186

		90,628,761

Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	675,095	10,707,007
HP Inc.	773,134	15,887,904
NCR Corp.(a)(b)	37,945	1,334,146
NetApp Inc.	64,300	4,002,675
Seagate Technology PLC	48,250	2,870,875
Western Digital Corp.	155,154	9,847,624

		44,650,231

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)(b)	79,105	3,017,856
Carter’s Inc.	8,524	932,014
Columbia Sportswear Co.	5,762	577,295
Hanesbrands Inc.	188,696	2,802,136
NIKE Inc., Class B	214,523	21,733,325
PVH Corp.	38,678	4,066,992
Ralph Lauren Corp.	25,952	3,042,094
Tapestry Inc.	143,954	3,882,439
Under Armour Inc., Class A(a)(b)	98,188	2,120,861
Under Armour Inc., Class C, NVS(a)(b)	101,508	1,946,923
VF Corp.	80,302	8,002,897

		52,124,832

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	121,917	1,465,442
Washington Federal Inc.	15,126	554,368

		2,019,810

Tobacco — 1.0%
Altria Group Inc.	594,522	29,672,593
Philip Morris International Inc.	453,750	38,609,588

		68,282,181

Trading Companies & Distributors — 0.2%
Fastenal Co.	89,763	3,316,743
GATX Corp.	18,310	1,516,983
MSC Industrial Direct Co. Inc., Class A	23,507	1,844,594
NOW Inc.(a)	56,757	637,949
Watsco Inc.	8,350	1,504,253
WW Grainger Inc.	22,761	7,705,054

		16,525,576

Water Utilities — 0.1%
American Water Works Co. Inc.	47,155	5,792,992
Aqua America Inc.	50,677	2,378,778

		8,171,770

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems Inc.	51,027	1,297,617

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
T-Mobile U.S. Inc.(a)	165,156	$12,951,533

		14,249,150

Total Common Stocks — 99.8% (Cost: $6,425,536,842)		7,024,000,373

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(f)(g)	40,835,656	40,851,991
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(f)	4,413,510	4,413,510

		45,265,501

Total Short-Term Investments — 0.6% (Cost: $45,257,339)		45,265,501

Total Investments in Securities — 100.4% (Cost: $6,470,794,181)		7,069,265,874

Other Assets, Less Liabilities — (0.4)%		(30,288,902)

Net Assets — 100.0%		$7,038,976,972

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	37,706,307	3,129,349	(a)	—		40,835,656	$40,851,991	$189,565	(b)	$4,384	$(423)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,711,237	—		(3,297,727	)(a)	4,413,510	4,413,510	172,967		—	—
BlackRock Inc.	53,402	26,059		(49,319)		30,142	15,152,383	566,066		2,720,670	1,486,608

							$60,417,884	$928,598		$2,725,054	$1,486,185

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	63	03/20/20	$10,178	$177,445
S&P MidCap 400 E-Mini	20	03/20/20	4,130	22,334

				$199,779

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P U.S. Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$7,024,000,373	$—	$0	(a)	$7,024,000,373
Money Market Funds	45,265,501	—	—		45,265,501

	$7,069,265,874	$—	$0	(a)	$7,069,265,874

Derivative financial instruments(b)
Assets
Futures Contracts	$199,779	$—	$—		$199,779

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares